Notes to the Consolidated statements of Profit and Loss and Other Comprehensive Income - Summary of Finance Income and Cost (Detail) - EUR (€) € in Millions	12 Months Ended				13 Months Ended
	Sep. 30, 2022	Sep. 30, 2021		Sep. 30, 2020	Dec. 30, 2022
Finance Income
Interest income	€ 1.8	€ 4.0		€ 0.7
Other financial income	34.9	0.8		0.1
Total	36.6	4.8	[1]	0.9
Finance cost
Interest expense for financial liabilities carried at amortized cost	(5.7)	(8.1)		(7.7)
Other financial expenses	(15.3)	(1.1)		(0.1)
Interest expense for lease liabilities (IFRS 16)	(0.3)	(0.2)		(0.1)
Total	(21.3)	(9.4)		(7.9)
Net finance income (costs)	15.3	€ (4.6)		€ (7.1)
Revaluation of warrants	16.4				€ (15.3)
Revaluation of put option	16.4
Foreign exchange gain (loss)	€ 14.9

[1]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.